Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 12,179,536	$ 8,477,165
Total revenue percentage	100.00%	100.00%
Online Promotion revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 1,532,977	$ 1,601,447
Total revenue percentage	13.00%	19.00%
Premium business solutions revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 5,126,270	$ 6,073,510
Total revenue percentage	42.00%	71.00%
Value-Added Services revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 152,876	$ 301,413
Total revenue percentage	1.00%	4.00%
Shared office rental and management revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 407,408	$ 500,795
Total revenue percentage	3.00%	6.00%
Digital marketing revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 4,960,005
Total revenue percentage	41.00%